Related Party Transactions	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Related Party Transactions

Note 32 – Related Party Transactions

In the normal course of operations, the Company subcontracts certain manufacturing functions to a company owned by a family member of an executive officer and Director of the Company.  During 2018, Hydrogenics made purchases of $467  (2017 –  $646) from this related company.  At December 31, 2018, the Company had an accounts payable balance due to this related party of $21  (2017 – $8).

The Company holds an equity investment in the joint venture 2562961 Ontario Ltd., related to the energy storage facility project with Enbridge Gas Distribution. During the year ended December 31, 2018 the Company transferred assets to the joint venture of $1,372 (2017 – $2,030) and at the end of December 31, 2018 the Company had a receivable of $196 (2017 – $nil) owing from the joint venture.

The Company holds an equity investment in the joint venture Kolon Hydrogenics. The Company had no transactions with the joint venture in either 2018 or 2017.

All related party transactions involve the parent company. There are no related party transactions to disclose for the Company’s subsidiaries.